Annual Operating Expenses {- Investment Grade Bond II Portfolio} - NF_02.28 VIP Investment Grade Bond II Portfolio Investor PRO-01 - Investment Grade Bond II Portfolio - Investor Class	May 26, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%	[1]
Total annual operating expenses	0.45%

[1]	(a)Based on estimated amounts for the current fiscal year.